Post-employment benefits - Summary of Movement in Defined Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Defined Benefit Obligation [Abstract]
January 1	$ (17,889)	$ (15,938)
Service Cost	(1,849)	(1,134)	$ (1,596)
of which current service cost	(1,963)	(1,462)
of which past service cost	114	328
Interest expense	(156)	(50)	(7)
Actuarial gains (losses)	2,360	497	214
Actual plan participants’ contributions	(1,361)	(1,171)
Transfers (in) out due to (joiners) leavers	(551)	(651)
Currency translation differences	194	558
December 31	(19,252)	(17,889)	(15,938)
Funded
Reconciliation Of Changes In Defined Benefit Obligation [Abstract]
January 1	(17,686)	(15,773)
Service Cost	(1,759)	(1,054)	(1,547)
of which current service cost	(1,873)	(1,382)
of which past service cost	114	328
Interest expense	(154)	(49)	(6)
Actuarial gains (losses)	2,110	471	244
Actual plan participants’ contributions	(1,361)	(1,171)
Transfers (in) out due to (joiners) leavers	(551)	(651)
Currency translation differences	180	541
December 31	(19,221)	(17,686)	(15,773)
Unfunded
Reconciliation Of Changes In Defined Benefit Obligation [Abstract]
January 1	(203)	(165)
Service Cost	(90)	(80)	(49)
of which current service cost	(90)	(80)
of which past service cost	0	0
Interest expense	(2)	(1)	(1)
Actuarial gains (losses)	250	26	(30)
Actual plan participants’ contributions	0	0
Transfers (in) out due to (joiners) leavers	0	0
Currency translation differences	14	17
December 31	$ (31)	$ (203)	$ (165)